Summary Prospectus and
Prospectus Supplement

May 30, 2025

Morgan Stanley ETF Trust

Supplement dated May 30, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025, as supplemented

Eaton Vance High Yield ETF (the "Fund")

Effective September 30, 2025 (the "Effective Date"), Kelley Gerrity will no longer serve as a portfolio manager of the Fund. Accordingly, on the Effective Date, all references to Ms. Gerrity will be removed from the Fund's Summary Prospectus and Prospectus. Justin H. Bourgette, Bo Hunt, Stephen Concannon, Jeffrey Mueller and Brandon Matsui will continue to serve as portfolio managers of the Fund.

Please retain this supplement for future reference.

  EVHYETFSUMPROPSPT 5/25

Statement of Additional Information Supplement

May 30, 2025

Morgan Stanley ETF Trust

Supplement dated May 30, 2025 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2025, as amended April 25, 2025, as supplemented

Eaton Vance High Yield ETF (the "Fund")

Effective September 30, 2025 (the "Effective Date"), Kelley Gerrity will no longer serve as a portfolio manager of the Fund. Accordingly, on the Effective Date, all references to Ms. Gerrity will be removed from the Fund's Statement of Additional Information. Justin H. Bourgette, Bo Hunt, Stephen Concannon, Jeffrey Mueller and Brandon Matsui will continue to serve as portfolio managers of the Fund.

Please retain this supplement for future reference.